UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09871

Cullen Funds Trust

(Exact name of registrant as specified in charter)

645 Fifth Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Jeffrey T. Battaglia

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

With copy to:

Carla Teodoro, Esq.

Sidley Austin LLP

787 Seventh Ave.

New York, New York 10019

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 – September 30, 2018

Item 1 – Schedule of Investments.

Cullen High Dividend Equity Fund

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.04%
Aerospace & Defense - 4.18%
Boeing Co.	60,100	$22,351,190
Raytheon Co.	247,400	51,127,684
		73,478,874

Auto Parts & Equipment - 1.97%
Johnson Controls International PLC	988,515	34,598,025

Banks - 2.61%
SunTrust Banks, Inc.	688,000	45,951,520

Chemicals - 2.97%
DowDuPont, Inc.	811,360	52,178,562

Communications Equipment - 5.40%
Cisco Systems, Inc.	979,425	47,649,026
Corning, Inc.	1,340,320	47,313,296
		94,962,322

Distillers & Vintners - 2.43%
Diageo PLC - Sponsored ADR	301,720	42,744,672

Distributors - 3.38%
Genuine Parts Co.	598,890	59,529,666

Diversified Banks - 7.45%
HSBC Holdings PLC - Sponsored ADR	837,600	36,846,024
JPMorgan Chase & Co.	462,330	52,169,317
Wells Fargo & Co.	801,000	42,100,560
		131,115,901

Electric Utilities - 3.25%
NextEra Energy, Inc.	341,300	57,201,880

Equity Real Estate Investment Trusts (REITs) - 1.43%
HCP, Inc.	958,000	25,214,560

Food & Staples Retailing - 2.12%
Walgreens Boots Alliance, Inc.	510,395	37,207,796

Household Products - 4.36%
Kimberly-Clark Corp.	320,835	36,459,689
Unilever NV	724,170	40,227,644
		76,687,333

Industrial Conglomerates - 2.67%
3M Co.	222,730	46,931,438

Integrated Oil & Gas - 11.56%
Chevron Corp.	420,480	51,416,294
ConocoPhillips	680,915	52,702,821
Exxon Mobil Corp.	630,125	53,573,228

	Shares	Value (Note 1)
Integrated Oil & Gas (continued)
Royal Dutch Shell PLC, Class B - Sponsored ADR	644,600	$45,721,478
		203,413,821

Integrated Telecommunication - 2.43%
BCE, Inc.	1,057,125	42,834,705

Integrated Telecommunication Services - 3.05%
AT&T, Inc.	1,595,945	53,591,833

Life & Health Insurance - 2.04%
MetLife, Inc.	766,400	35,806,208

Miscellaneous Manufacturing - 2.28%
Siemens AG - Sponsored ADR	628,100	40,110,466

Pharmaceuticals - 14.59%
Eli Lilly & Co.	406,485	43,619,905
Johnson & Johnson	398,680	55,085,616
Merck & Co., Inc.	747,450	53,024,103
Novartis AG - Sponsored ADR	576,446	49,666,587
Pfizer, Inc.	1,253,000	55,219,710
		256,615,921

Property & Casualty Insurance - 5.09%
Chubb, Ltd.	379,025	50,652,901
Travelers Cos., Inc.	299,475	38,844,902
		89,497,803

Semiconductors - 1.55%
Intel Corp.	577,900	27,328,891

Specialized REITs - 3.17%
Welltower, Inc.	868,050	55,832,976

Systems Software - 2.57%
Microsoft Corp.	394,535	45,122,968

Tobacco - 4.49%
Altria Group, Inc.	582,960	35,158,318
Philip Morris International, Inc.	537,580	43,834,273
		78,992,591

TOTAL COMMON STOCKS
(Cost $1,022,263,749)		1,706,950,732

TOTAL INVESTMENTS 97.04%
(Cost $1,022,263,749)		$1,706,950,732

Other Assets In Excess Of Liabilities 2.96%		52,091,478

NET ASSETS 100.00%		$1,759,042,210

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	17.19%	$302,371,432
Health Care	14.59	256,615,921
Consumer Staples	13.40	235,632,392
Energy	11.56	203,413,821
Industrials	11.10	195,118,803
Information Technology	9.52	167,414,181
Communication Services	5.48	96,426,538
Real Estate	4.60	81,047,536
Consumer Discretionary	3.38	59,529,666
Utilities	3.25	57,201,880
Materials	2.97	52,178,562
TOTAL COMMON STOCKS	97.04	1,706,950,732

TOTAL INVESTMENTS	97.04%	$1,706,950,732
Other Assets In Excess Of Liabilities	2.96	52,091,478
TOTAL NET ASSETS	100.00%	$1,759,042,210

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen International High Dividend Fund

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.30%
Australia - 3.18%
Sonic Healthcare, Ltd.	419,650	$7,556,301

Canada - 3.96%
BCE, Inc.	44,440	1,800,709
Manulife Financial Corp.	212,680	3,802,718
Vermilion Energy, Inc.	115,620	3,809,691
		9,413,118

China - 2.97%
China Petroleum & Chemical Corp., Class H	7,043,800	7,054,282

France - 7.48%
BNP Paribas SA	31,375	1,920,118
Cie Generale des Etablissements Michelin SCA	41,435	4,952,731
Engie SA	50,950	749,205
Sanofi	21,050	1,871,135
TOTAL SA - Sponsored ADR	128,760	8,290,856
		17,784,045

Germany - 9.96%
Allianz SE	26,070	5,811,568
Daimler AG	30,766	1,941,430
Deutsche Telekom AG	140,620	2,266,961
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,607	4,342,370
ProSiebenSat.1 Media SE	87,930	2,283,779
Siemens AG	54,890	7,031,975
		23,678,083

Hong Kong - 2.27%
BOC Hong Kong Holdings, Ltd.	1,133,950	5,388,484

Indonesia - 0.03%
Telekomunikasi Indonesia Persero Tbk PT	320,000	78,167

Ireland - 3.32%
Smurfit Kappa Group PLC	199,520	7,890,094

Japan - 6.44%
Honda Motor Co., Ltd.	242,900	7,351,990
Nippon Telegraph & Telephone Corp.	176,430	7,969,009
		15,320,999

Netherlands - 6.01%
ING Groep NV	183,000	2,376,289
NN Group NV	166,515	7,429,761

	Shares	Value (Note 1)
Netherlands (continued)
Unilever NV	80,565	$4,475,386
		14,281,436

Norway - 0.20%
Orkla ASA	57,405	484,985

Russia - 1.37%
MMC Norilsk Nickel PJSC - ADR	189,075	3,250,199

Singapore - 3.96%
Singapore Telecommunications, Ltd.	469,000	1,111,562
United Overseas Bank, Ltd.	419,500	8,309,908
		9,421,470

Sweden - 1.66%
Investor AB, Class B	85,350	3,944,151

Switzerland - 15.73%
ABB, Ltd. - Sponsored ADR	301,827	7,132,172
Nestle SA	57,500	4,793,815
Novartis AG - Sponsored ADR	98,325	8,471,682
Roche Holding AG	19,170	4,644,047
UBS Group AG	321,465	5,077,142
Zurich Insurance Group AG	23,070	7,291,944
		37,410,802

Taiwan - 2.66%
ASE Technology Holding Co., Ltd.	2,593,500	6,328,096

United Kingdom - 22.10%
AstraZeneca PLC - Sponsored ADR	105,085	4,158,213
BAE Systems PLC	698,635	5,734,969
British American Tobacco PLC - Sponsored ADR	63,665	2,968,699
Diageo PLC	159,600	5,656,141
GlaxoSmithKline PLC	338,840	6,787,192
HSBC Holdings PLC	310,833	2,747,660
Imperial Brands PLC	173,540	6,041,595
Lloyds Banking Group PLC	3,017,755	2,331,294
Royal Dutch Shell PLC, Class B	227,015	7,956,526
Smiths Group PLC	334,250	6,515,323
SSE PLC	15,200	227,042
Vodafone Group PLC - Sponsored ADR	65,115	1,412,995
		52,537,649

TOTAL COMMON STOCKS
(Cost $185,698,486)		221,822,361

PREFERRED STOCK - 1.00%
Brazil - 1.00%
Telefonica Brasil SA	245,880	2,384,187

TOTAL PREFERRED STOCK
(Cost $3,438,591)		2,384,187

Value (Note 1)
TOTAL INVESTMENTS 94.30%
(Cost $189,137,077)	$224,206,548

Other Assets In Excess Of Liabilities 5.70%	13,545,305

NET ASSETS 100.00%	$237,751,853

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	25.57%	$60,773,407
Health Care	14.08	33,488,570
Energy	11.41	27,111,355
Industrials	11.11	26,414,439
Consumer Staples	10.27	24,420,621
Communication Services	7.11	16,923,182
Consumer Discretionary	5.99	14,246,151
Materials	4.69	11,140,293
Information Technology	2.66	6,328,096
Utilities	0.41	976,247
TOTAL COMMON STOCKS	93.30	221,822,361

PREFERRED STOCK
Communication Services	1.00	2,384,187
TOTAL PREFERRED STOCK	1.00	2,384,187

TOTAL INVESTMENTS	94.30%	$224,206,548
Other Assets In Excess Of Liabilities	5.70	13,545,305
TOTAL NET ASSETS	100.00%	$237,751,853

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 87.00%
Airlines - 2.28%
Copa Holdings SA, Class A	1,200	$95,808

Apparel - 3.16%
Carter's, Inc.	1,350	133,110

Auto Parts & Equipment - 3.57%
Motorcar Parts of America, Inc.(a)	6,410	150,314

Banks - 2.08%
Bank OZK	2,300	87,308

Commercial Services - 2.26%
Robert Half International, Inc.	1,350	95,013

Communications - 4.44%
Mitel Networks Corp.(a)	16,960	186,899

Computer Hardware - 2.15%
Avnet, Inc.	2,020	90,435

Construction & Engineering - 3.82%
Quanta Services, Inc.(a)	4,820	160,892

Construction Materials - 2.66%
Loma Negra Cia Industrial Argentina SA - Sponsored ADR(a)	12,675	112,047

Electronic Equipment & Instruments - 3.17%
Orbotech, Ltd.(a)	2,240	133,146

Environmental & Facilities Services - 3.48%
Team, Inc.(a)	6,500	146,250

Gold - 1.96%
Tahoe Resources, Inc.(a)	29,485	82,263

Healthcare-Services - 10.55%
Brookdale Senior Living, Inc.(a)	8,050	79,131
Capital Senior Living Corp.(a)	21,970	207,397
Ensign Group, Inc.	4,150	157,368
		443,896

Household Products/Wares - 4.26%
Helen of Troy, Ltd.(a)	1,370	179,333

Insurance - 10.85%
Assured Guaranty, Ltd.	3,615	152,661
Brighthouse Financial, Inc.(a)	2,940	130,066

	Shares	Value (Note 1)
Insurance (continued)
United Insurance Holdings Corp.	7,760	$173,669
		456,396

Machinery-Diversified - 2.75%
AGCO Corp.	1,900	115,501

Media - 2.93%
AMC Networks, Inc., Class A(a)	1,855	123,061

Oil & Gas Exploration & Production - 3.63%
Cimarex Energy Co.	1,645	152,886

Oil & Gas Services - 1.64%
Oceaneering International, Inc.(a)	2,500	69,000

Regional Banks - 7.70%
CVB Financial Corp.	2,950	65,844
First Bancorp/Southern Pines, NC	3,400	137,734
National Bank Holdings Corp., Class A	3,200	120,480
		324,058

Savings & Loans - 3.28%
United Community Financial Corp.	14,280	138,088

Software - 4.38%
Verint Systems, Inc.(a)	3,680	184,368

TOTAL COMMON STOCKS
(Cost $2,985,694)		3,660,072

TOTAL INVESTMENTS 87.00%
(Cost $2,985,694)		$3,660,072

Other Assets In Excess Of Liabilities 13.00%		546,925

NET ASSETS 100.00%		$4,206,997

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	23.91%	$1,005,850
Industrials	14.59	613,464
Information Technology	14.14	594,848
Consumer Discretionary	10.99	462,757
Health Care	10.55	443,896
Energy	5.27	221,886
Materials	4.62	194,310
Communication Services	2.93	123,061
TOTAL COMMON STOCKS	87.00	3,660,072

TOTAL INVESTMENTS	87.00%	$3,660,072
Other Assets In Excess Of Liabilities	13.00	546,925
TOTAL NET ASSETS	100.00%	$4,206,997

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.99%
Aerospace & Defense - 5.34%
Boeing Co.	3,025	$1,124,997
Raytheon Co.	4,475	924,804
		2,049,801

Agriculture - 2.03%
Archer-Daniels-Midland Co.	15,450	776,671

Auto Parts & Equipment - 1.06%
BorgWarner, Inc.	9,500	406,410

Communications Equipment - 4.13%
Cisco Systems, Inc.	32,600	1,585,990

Diversified Banks - 9.54%
Citigroup, Inc.	17,100	1,226,754
JPMorgan Chase & Co.	12,600	1,421,784
Wells Fargo & Co.	19,200	1,009,152
		3,657,690

Electronics - 2.23%
Arrow Electronics, Inc.(a)	11,600	855,152

Food Products - 2.95%
Mondelez International, Inc., Class A	26,375	1,133,070

Gold - 1.83%
Newmont Mining Corp.	23,200	700,640

Health Care Equipment - 2.99%
Medtronic PLC	11,660	1,146,994

Heavy Electrical Equipment - 1.87%
ABB, Ltd. - Sponsored ADR	30,350	717,170

Household Products - 1.88%
Unilever NV	12,990	721,595

Industrial Conglomerates - 2.47%
3M Co.	4,500	948,195

Integrated Oil & Gas - 6.02%
Chevron Corp.	9,750	1,192,230
ConocoPhillips	14,450	1,118,430
		2,310,660

Integrated Telecommunication Services - 1.90%
AT&T, Inc.	21,700	728,686

	Shares	Value (Note 1)
Investment Banking & Brokerage - 1.85%
Morgan Stanley	15,200	$707,864

Life & Health Insurance - 1.64%
MetLife, Inc.	13,480	629,786

Life Sciences Tools & Services - 2.86%
Thermo Fisher Scientific, Inc.	4,500	1,098,360

Managed Health Care - 3.83%
Aetna, Inc.	7,250	1,470,662

Miscellaneous Manufacturing - 2.78%
Siemens AG - Sponsored ADR	16,700	1,066,462

Movies & Entertainment - 2.10%
Walt Disney Co.	6,900	806,886

Oil & Gas Equipment & Services - 1.70%
Halliburton Co.	16,050	650,507

Oil & Gas Exploration & Production - 1.03%
Devon Energy Corp.	9,875	394,407

Pharmaceuticals - 11.93%
GlaxoSmithKline PLC - Sponsored ADR	13,800	554,346
Johnson & Johnson	5,915	817,276
Merck & Co., Inc.	15,150	1,074,741
Novartis AG - Sponsored ADR	9,600	827,136
Pfizer, Inc.	29,550	1,302,268
		4,575,767

Property & Casualty Insurance - 7.95%
Allstate Corp.	8,600	848,820
Chubb, Ltd.	8,306	1,110,014
Travelers Cos., Inc.	8,400	1,089,564
		3,048,398

Regional Banks - 2.64%
BB&T Corp.	20,850	1,012,059

Systems Software - 7.44%
Microsoft Corp.	15,850	1,812,765
Oracle Corp.	20,200	1,041,512
		2,854,277

TOTAL COMMON STOCKS
(Cost $22,056,970)		36,054,159

Value (Note 1)
TOTAL INVESTMENTS 93.99%
(Cost $22,056,970)	$36,054,159

Other Assets In Excess Of Liabilities 6.01%	2,304,153

NET ASSETS 100.00%	$38,358,312

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	23.62%	$9,055,797
Health Care	21.61	8,291,783
Information Technology	13.80	5,295,419
Industrials	12.46	4,781,628
Energy	8.75	3,355,574
Consumer Staples	6.86	2,631,336
Communication Services	4.00	1,535,572
Materials	1.83	700,640
Consumer Discretionary	1.06	406,410
TOTAL COMMON STOCKS	93.99	36,054,159

TOTAL INVESTMENTS	93.99%	$36,054,159
Other Assets In Excess Of Liabilities	6.01	2,304,153
TOTAL NET ASSETS	100.00%	$38,358,312

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 87.46%
Austria - 2.98%
Erste Group Bank AG	300,400	$12,479,333

Brazil - 5.74%
AES Tiete Energia SA	1,849,562	4,373,678
Ambev SA - ADR	537,000	2,454,090
Telefonica Brasil SA - ADR	347,735	3,383,461
Vale SA - Sponsored ADR	933,200	13,848,688
		24,059,917

Chile - 1.56%
Vina Concha y Toro SA	3,255,067	6,519,684

China - 5.28%
China Construction Bank Corp., Class H	6,908,300	6,036,109
China Petroleum & Chemical Corp., Class H	13,678,000	13,698,355
China Yongda Automobiles Services Holdings, Ltd.	2,631,100	2,362,776
		22,097,240

Greece - 2.72%
OPAP SA	1,087,053	11,409,595

Hong Kong - 19.02%
AIA Group, Ltd.	1,520,000	13,572,209
BOC Aviation, Ltd.(a)(b)	1,458,020	11,305,296
China Everbright, Ltd.	1,707,300	3,057,649
IGG, Inc.	6,640,000	8,269,942
Nine Dragons Paper Holdings, Ltd.	5,238,000	5,660,641
Sands China, Ltd.	1,847,000	8,363,978
Times China Holdings, Ltd.	8,810,000	9,408,317
Value Partners Group, Ltd.	7,048,950	5,609,734
WH Group, Ltd.(a)(b)	2,815,000	1,981,343
Xinyi Glass Holdings, Ltd.	9,456,000	11,946,303
Xtep International Holdings, Ltd.	813,090	470,508
		79,645,920

Hungary - 0.25%
Magyar Telekom Telecommunications PLC	719,400	1,033,385

India - 1.21%
ICICI Bank, Ltd. - Sponsored ADR	418,200	3,550,518
RHT Health Trust	2,771,200	1,500,083
		5,050,601

Indonesia - 3.16%
Bank Rakyat Indonesia Persero Tbk PT	13,332,500	2,818,332
Gudang Garam Tbk PT	630,300	3,132,149
Indo Tambangraya Megah Tbk PT	4,056,800	7,037,431

	Shares	Value (Note 1)
Indonesia (continued)
Telekomunikasi Indonesia Persero Tbk PT	1,075,000	$262,591
		13,250,503

Mexico - 2.13%
PLA Administradora Industrial S de RL de CV	5,808,264	8,920,034

Russia - 8.02%
Globaltrans Investment PLC - Sponsored GDR(a)	979,951	10,289,485
LUKOIL PJSC - Sponsored ADR	206,000	15,746,640
MMC Norilsk Nickel PJSC - ADR	439,400	7,553,286
		33,589,411

Singapore - 0.66%
Ascendas India Trust	3,446,500	2,748,023

South Africa - 3.30%
Mondi, Ltd.	464,700	12,766,619
Remgro, Ltd.	75,510	1,053,255
		13,819,874

South Korea - 16.99%
Doosan Bobcat, Inc.	156,975	5,717,187
Hanon Systems	618,374	7,052,000
KT&G Corp.	55,350	5,189,452
LG Chem, Ltd.	19,550	6,441,763
Macquarie Korea Infrastructure Fund	800,050	6,563,403
Orange Life Insurance, Ltd.(a)(b)	205,500	6,317,377
Samsung Electronics Co., Ltd.	308,000	12,897,543
SK Innovation Co., Ltd.	40,900	7,927,429
SK Telecom Co., Ltd.	51,300	13,041,785
		71,147,939

Taiwan - 11.60%
Accton Technology Corp.	1,110,000	3,090,099
ASE Technology Holding Co., Ltd.	4,589,428	11,198,126
Asian Pay Television Trust	13,110,000	3,116,748
CTCI Corp.	966,000	1,553,421
King Yuan Electronics Co., Ltd.	7,650,000	5,111,191
Powertech Technology, Inc.	3,338,500	9,108,082
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	343,900	15,186,624
Wistron NeWeb Corp.	83,319	202,206
		48,566,497

Thailand - 2.43%
Major Cineplex Group PCL	3,522,200	2,679,224
Thai Beverage PCL	15,078,000	7,500,121
		10,179,345

Turkey - 0.05%
Tupras Turkiye Petrol Rafinerileri AS	9,950	221,254

	Shares	Value (Note 1)
Vietnam - 0.36%
Saigon Securities, Inc.	1,042,500	$1,497,106

TOTAL COMMON STOCKS
(Cost $332,778,927)		366,235,661

PARTICIPATORY NOTES - 7.27%
China - 2.70%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/13/2019	319,642	1,044,916
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023	1,523,704	8,924,406
Qingdao Haier Co. Ltd. (Issued by Morgan Stanley), Expires 01/04/2019	552,800	1,327,247
		11,296,569

India - 4.57%
BSE Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 05/24/2023	448,800	4,229,208
Indiabulls Housing Finance Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 01/30/2020	505,166	5,971,189
Power Grid Corp Of India Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/27/2019	3,434,108	8,925,174
		19,125,571

TOTAL PARTICIPATORY NOTES
(Cost $37,109,251)		30,422,140

TOTAL INVESTMENTS 94.73%
(Cost $369,888,178)		$396,657,801

Other Assets In Excess Of Liabilities 5.27%		22,064,488

NET ASSETS 100.00%		$418,722,289

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2018, the aggregate value of those securities was $29,893,501, which represents 7.14% of net assets.
(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2018 the aggregate value of those securities was $19,604,016, which represents 4.68% of net assets.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	14.94%	$62,555,025
Materials	13.90	58,217,300
Information Technology	13.57	56,793,871
Energy	10.65	44,631,109
Communication Services	7.59	31,787,136
Consumer Discretionary	7.08	29,658,857
Industrials	6.90	28,865,389
Consumer Staples	6.39	26,776,839
Real Estate	5.04	21,076,374
Utilities	1.04	4,373,678
Health Care	0.36	1,500,083
TOTAL COMMON STOCKS	87.46	366,235,661

PARTICIPATION NOTES
Consumer Discretionary	2.70	11,296,569
Financials	2.44	10,200,397
Utilities	2.13	8,925,174
TOTAL PARTICIPATION NOTES	7.27	30,422,140

TOTAL INVESTMENTS	94.73%	$396,657,801
Other Assets In Excess Of Liabilities	5.27	22,064,488
TOTAL NET ASSETS	100.00%	$418,722,289

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Enhanced Equity Income Fund

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.29%
Agriculture - 2.49%
Archer-Daniels-Midland Co.	25,100	$1,261,777

Auto Parts & Equipment - 2.71%
Johnson Controls International PLC	39,270	1,374,450

Banks - 2.91%
SunTrust Banks, Inc.	22,080	1,474,723

Chemicals - 2.86%
DowDuPont, Inc.	22,560	1,450,834

Communications Equipment - 6.22%
Cisco Systems, Inc.	31,950	1,554,368
Corning, Inc.(a)	45,330	1,600,149
		3,154,517

Distributors - 3.04%
Genuine Parts Co.	15,520	1,542,688

Diversified Banks - 7.64%
HSBC Holdings PLC - Sponsored ADR	23,390	1,028,926
JPMorgan Chase & Co.	10,980	1,238,984
Wells Fargo & Co.	30,620	1,609,387
		3,877,297

Electric - 3.03%
PPL Corp.	52,620	1,539,661

Electric Utilities - 2.05%
Duke Energy Corp.	12,970	1,037,859

Electrical Components & Equipment - 2.98%
Eaton Corp. PLC	17,430	1,511,704

Food & Staples Retailing - 2.56%
Walgreens Boots Alliance, Inc.	17,850	1,301,265

Household Products - 4.81%
Kimberly-Clark Corp.	12,480	1,418,227
Unilever NV	18,400	1,022,120
		2,440,347

Industrial Conglomerates - 1.51%
Honeywell International, Inc.	4,610	767,104

Integrated Oil & Gas - 11.18%
Chevron Corp.(a)	12,700	1,552,956
ConocoPhillips	13,340	1,032,516
Exxon Mobil Corp.	17,170	1,459,793

	Shares	Value (Note 1)
Integrated Oil & Gas (continued)
Royal Dutch Shell PLC, Class B - Sponsored ADR(a)	22,960	$1,628,553
		5,673,818

Integrated Telecommunication Services - 2.95%
AT&T, Inc.	44,600	1,497,668

Life & Health Insurance - 2.46%
MetLife, Inc.	26,660	1,245,555

Pharmaceuticals - 13.90%
Johnson & Johnson	10,980	1,517,107
Merck & Co., Inc.(a)	21,280	1,509,603
Novartis AG - Sponsored ADR	17,250	1,486,260
Novo Nordisk A/S - Sponsored ADR	21,210	999,839
Pfizer, Inc.(a)	34,960	1,540,687
		7,053,496

Property & Casualty Insurance - 5.39%
Chubb, Ltd.	9,430	1,260,225
Travelers Cos., Inc.(a)	11,380	1,476,100
		2,736,325

Semiconductors - 2.51%
Intel Corp.	26,920	1,273,047

Specialized REITs - 5.58%
HCP, Inc.	48,630	1,279,942
Welltower, Inc.	24,100	1,550,112
		2,830,054

Telecommunications - 3.55%
Verizon Communications, Inc.	33,710	1,799,777

Tobacco - 4.96%
Altria Group, Inc.	20,400	1,230,324
Philip Morris International, Inc.(a)	15,780	1,286,701
		2,517,025

TOTAL COMMON STOCKS
(Cost $49,010,676)		49,360,991

TOTAL INVESTMENTS 97.29%
(Cost $49,010,676)		$49,360,991

Other Assets In Excess Of Liabilities 2.71%		1,374,841

NET ASSETS 100.00%		$50,735,832

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value

CALL OPTIONS WRITTEN (0.13%)
Chevron Corp., Expires October, 2018, Exercise Price $126.00	$(1,552,956)	(127)	$(7,366)
Corning, Inc., Expires October, 2018, Exercise Price $36.00	(1,599,090)	(453)	(16,761)
Merck & Co., Inc., Expires October, 2018, Exercise Price $72.00	(759,058)	(107)	(5,992)
Pfizer, Inc., Expires October, 2018, Exercise Price $44.50	(1,538,043)	(349)	(14,309)
Philip Morris International, Inc., Expires October, 2018, Exercise Price $85.00	(1,280,178)	(157)	(8,635)
Royal Dutch Shell PLC, Expires October, 2018, Exercise Price $72.50	(815,695)	(115)	(5,750)
Travelers Cos., Inc., Expires October, 2018, Exercise Price $135.00	(739,347)	(57)	(3,420)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $86,794)			(62,233)

TOTAL WRITTEN OPTIONS
(Premiums received $86,794)			$(62,233)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of September 30, 2018.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	18.40%	$9,333,900
Consumer Staples	14.82	7,520,414
Health Care	13.90	7,053,496
Energy	11.18	5,673,818
Information Technology	8.73	4,427,564
Industrials	7.20	3,653,258
Communication Services	6.50	3,297,445
Real Estate	5.58	2,830,054
Utilities	5.08	2,577,520
Consumer Discretionary	3.04	1,542,688
Materials	2.86	1,450,834
TOTAL COMMON STOCKS	97.29	49,360,991

TOTAL INVESTMENTS	97.29%	$49,360,991
Other Assets In Excess Of Liabilities	2.71	1,374,841
TOTAL NET ASSETS	100.00%	$50,735,832

CALL OPTIONS WRITTEN
Financials	(0.01)%	$(3,420)
Consumer Staples	(0.02)	(8,635)
Energy	(0.03)	(13,116)
Information Technology	(0.03)	(16,761)
Health Care	(0.04)	(20,301)
TOTAL CALL OPTIONS WRITTEN	(0.13)	(62,233)

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
September 30, 2018 (unaudited)

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of September 30, 2018 all written option contracts held are exchange-traded.

The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC

820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2018 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$221,822,361	$–	$–	$221,822,361
Preferred Stock	2,384,187	–	–	2,384,187
Total	$224,206,548	$–	$–	$224,206,548

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,706,950,732	$–	$–	$1,706,950,732
Total	$1,706,950,732	$–	$–	$1,706,950,732

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$3,660,072	$–	$–	$3,660,072
Total	$3,660,072	$–	$–	$3,660,072

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$36,054,159	$–	$–	$36,054,159
Total	$36,054,159	$–	$–	$36,054,159

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$366,235,661	$–	$–	$366,235,661
Participatory Notes(3)	–	30,422,140	–	30,422,140
Total	$366,235,661	$30,422,140	$–	$396,657,801

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$49,360,991	$–	$–	$49,360,991
Total	$49,360,991	$–	$–	$49,360,991

Other Financial Instruments
Liabilities
Call Options Written	$(62,233)	–	–	$(62,233)
Total	$(62,233)	–	–	$(62,233)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Note 2- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Item 2 – Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cullen Funds Trust

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	November 26, 2018

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Principal Financial Officer

Date:	November 26, 2018